Other provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Provisions

	Legal	Major	Employee
	and other	restructuring	related	Other
	disputes	programmes	provisions	provisions	Total
	£m	£m	£m	£m	£m
At 1 January 2019	219	641	350	213	1,423
Implementation of IFRS 16	—	(30)	—	(5)	(35)

At 1 January 2019, as adjusted	219	611	350	208	1,388
Exchange adjustments	(11)	(14)	(13)	(4)	(42)
Additions through business combinations	12	—	—	24	36
Charge for the year	367	345	158	56	926
Reversed unused	(4)	(148)	(53)	(16)	(221)
Unwinding of discount	3	5	—	—	8
Utilised	(389)	(309)	(49)	(48)	(795)
Reclassifications and other movements	1	62	(6)	(19)	38
Transfer to Pension obligations	—	(47)	—	—	(47)

At 31 December 2019	198	505	387	201	1,291

To be settled within one year	134	298	138	51	621
To be settled after one year	64	207	249	150	670

At 31 December 2019	198	505	387	201	1,291